Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2025
Regulatory Requirements [Abstract]
Schedule of Capital Requirements

The following table illustrates the minimum liquid capital as established by the Securities and Futures Commission of Hong Kong that the Company’s subsidiary is required to maintain as of September 30, 2025 and March 31, 2025 and the actual amounts of capital that were maintained:

Capital requirements as of September 30, 2025	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$1,568,061
Grande Securities	$384,615	$564,288

Capital requirements as of March 31, 2025	Minimum liquid capital requirements	Capital levels maintained
Grande Capital	$384,615	$2,465,656
Grande Securities	$—	$—